Foreign currency translation reserve and Other reserves (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders

The movement in foreign currency translation reserve attributable to equity holders of the Company is summarized below:

	As at March 31,
	2023		2024
Balance at the beginning of the year	₹	26,850	₹	43,255
Translation difference related to foreign operations, net		16,538		4,204
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to consolidated statement of income		(133)		(198)
Balance at the end of the year	₹	43,255	₹	47,261

Summary Of Movement In Other Reserve

The movement in other reserves is summarized below:

	Other Reserves
Particulars	Remeasurements of the defined benefit plans		Investment in debt instruments measured at fair value through OCI		Investment in equity instruments measured at fair value through OCI		Capital Redemption Reserve		Gross obligation to non-controlling interests under put options
As at April 1, 2021	₹	(897)	₹	4,237	₹	1,378	₹	1,122	₹	-
Other comprehensive income		399		(1,219)		8,710		-		-
As at March 31, 2022	₹	(498)	₹	3,018	₹	10,088	₹	1,122	₹	-

As at April 1, 2022	₹	(498)	₹	3,018	₹	10,088	₹	1,122	₹	-
Other comprehensive income		(50)		(3,137)		705		-		-
As at March 31, 2023	₹	(548)	₹	(119)	₹	10,793	₹	1,122	₹	-

As at April 1, 2023	₹	(548)	₹	(119)	₹	10,793	₹	1,122	₹	-
Addition through Business combination (Refer to Note 7)		-		-		-		-		(4,238)
Other comprehensive income		262		1,516		(473)		-		-
Buyback of equity shares (Refer to Note 22)		-		-		-		539		-
As at March 31, 2024	₹	(286)	₹	1,397	₹	10,320	₹	1,661	₹	(4,238)